Weighted-Average Assumptions used to Determine Benefit Obligations (Detail)		Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate		1.00%	1.40%
Rate of compensation increase	[1]
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.10%	4.10%
Rate of compensation increase		2.90%	3.10%

[1]	Substantially all of Sony's Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.